Investments accounted for using equity method (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Balance at the beginning of year	$ 136,098,062	$ 142,017,781
Other payments to acquire interests in joint ventures	19,287,372	13,549,638
Participation in the joint ventures and associates (loss)	(8,437,209)	(16,431,759)	$ (10,815,520)
Capital decrease	(1,355,651)	(11,200,000)
Dividends received	(423,669)	(614,591)
Business combinations	0	(241,885)
Others	(14,062,120)	9,018,878
Total	$ 131,106,785	$ 136,098,062	$ 142,017,781